AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Equity Real Estate Investment Trusts (REITs) – 81.0%
Data Center REITs – 7.1%
Digital Realty Trust, Inc.	21,430	$2,670,607
Equinix, Inc.	12,820	10,383,174

		13,053,781

Diversified REITs – 5.8%
Alexander & Baldwin, Inc.	51,440	987,648
Armada Hoffler Properties, Inc.	156,470	1,943,357
Charter Hall Long Wale REIT(a)	347,360	961,408
Essential Properties Realty Trust, Inc.	88,480	2,172,184
ICADE	30,620	1,247,475
Land Securities Group PLC	133,310	1,107,112
Merlin Properties Socimi SA	163,500	1,523,652
United Urban Investment Corp.	697	752,321

		10,695,157

Health Care REITs – 6.0%
Cofinimmo SA	7,860	615,152
Medical Properties Trust, Inc.(a)	197,930	1,997,114
Physicians Realty Trust	42,520	626,745
Ventas, Inc.	91,770	4,452,680
Welltower, Inc.	40,650	3,339,397

		11,031,088

Hotel & Resort REITs – 2.0%
Invincible Investment Corp.(a)	2,199	911,013
Park Hotels & Resorts, Inc.	112,110	1,528,059
RLJ Lodging Trust	116,230	1,197,169

		3,636,241

Industrial REITs – 17.7%
CapitaLand Ascendas REIT	530,600	1,122,020
Centuria Industrial REIT(a)	560,120	1,199,416
Dream Industrial Real Estate Investment Trust	162,137	1,744,757
GLP J-Reit(a)	1,648	1,623,550
Mapletree Logistics Trust(a)	1,121,725	1,426,031
Mitsui Fudosan Logistics Park, Inc.(a)	412	1,466,279
Plymouth Industrial REIT, Inc.	43,588	992,499
Prologis, Inc.	115,652	14,427,587
Rexford Industrial Realty, Inc.	51,110	2,815,650
Segro PLC	305,895	2,997,635
STAG Industrial, Inc.	75,870	2,754,081

		32,569,505

Multi-Family Residential REITs – 8.8%
Apartment Income REIT Corp.	70,050	2,419,527
Equity Residential	82,380	5,432,137
Kenedix Residential Next Investment Corp.(a)	807	1,262,640
Killam Apartment Real Estate Investment Trust	155,240	2,130,849
UDR, Inc.	82,820	3,385,682
UNITE Group PLC (The)	118,390	1,478,165

		16,109,000

Company	Shares	U.S. $ Value

Office REITs – 6.3%
Alexandria Real Estate Equities, Inc.	20,260	$2,546,277
Boston Properties, Inc.	65,590	4,370,262
Corporate Office Properties Trust	46,720	1,214,720
Daiwa Office Investment Corp.	208	915,763
Japan Real Estate Investment Corp.	203	816,486
Kenedix Office Investment Corp.(a)	398	946,341
Nippon Building Fund, Inc.	180	754,526

		11,564,375

Other Specialized REITs – 2.4%
VICI Properties, Inc.	140,800	4,432,384

Retail REITs – 14.2%
AEON REIT Investment Corp.(a)	533	561,074
Brixmor Property Group, Inc.	99,460	2,261,720
CapitaLand Integrated Commercial Trust	1,611,084	2,473,472
Crombie Real Estate Investment Trust	78,340	827,571
Frasers Centrepoint Trust	341,900	558,327
Japan Metropolitan Fund Invest	1,332	913,615
Kite Realty Group Trust	92,390	2,113,883
Link REIT	580,134	3,261,023
Mercialys SA	65,269	564,994
NETSTREIT Corp.	93,889	1,679,674
Phillips Edison & Co., Inc.(a)	62,490	2,206,522
Realty Income Corp.	27,470	1,674,846
Region Re Ltd.(a)	431,260	702,536
Simon Property Group, Inc.	27,520	3,428,992
Spirit Realty Capital, Inc.	59,070	2,382,293
Waypoint REIT Ltd.	251,680	443,782

		26,054,324

Self-Storage REITs – 5.7%
Extra Space Storage, Inc.	20,820	2,905,847
National Storage Affiliates Trust	32,752	1,106,690
Public Storage	20,450	5,761,788
Safestore Holdings PLC	65,931	749,494

		10,523,819

Single-Family Residential REITs – 5.0%
American Homes 4 Rent - Class A	73,470	2,753,656
Equity LifeStyle Properties, Inc.	28,640	2,038,595
Invitation Homes, Inc.	62,000	2,201,000
Sun Communities, Inc.	16,458	2,144,477

		9,137,728

		148,807,402

Real Estate Management & Development – 13.2%
Diversified Real Estate Activities – 6.6%
City Developments Ltd.	97,400	541,962
Daito Trust Construction Co., Ltd.	9,000	968,116
Mitsui Fudosan Co., Ltd.(a)	238,100	4,891,749
Sumitomo Realty & Development Co., Ltd.	69,500	1,862,559
Sun Hung Kai Properties Ltd.	304,500	3,823,490

		12,087,876

Company	Shares	U.S. $ Value

Real Estate Development – 0.3%
CK Asset Holdings Ltd.	100,500	$582,003

Real Estate Operating Companies – 5.6%
CA Immobilien Anlagen AG	37,700	1,202,281
Capitaland Investment Ltd./Singapore(a)	342,000	875,342
Castellum AB	104,420	1,189,147
CTP NV(b)	110,107	1,508,688
LEG Immobilien SE(c)	22,060	1,559,699
Shurgard Self Storage Ltd.	21,510	981,515
TAG Immobilien AG(c)	90,763	1,020,228
Vonovia SE	44,062	1,026,644
Wihlborgs Fastigheter AB	123,090	962,544

		10,326,088

Real Estate Services – 0.7%
Unibail-Rodamco-Westfield(c)	21,530	1,219,951

		24,215,918

Transportation – 1.2%
Highways & Railtracks – 1.2%
Transurban Group(a)	219,620	2,120,441

Consumer Durables & Apparel – 0.8%
Homebuilding – 0.8%
PulteGroup, Inc.	18,210	1,536,742

Telecommunication Services – 0.7%
Integrated Telecommunication Services – 0.7%
Cellnex Telecom SA(b) (c)	14,610	596,659
Infrastrutture Wireless Italiane SpA(a) (b)	51,520	646,102

		1,242,761

Utilities – 0.6%
Gas Utilities – 0.6%
APA Group(a)	171,200	1,151,683

Consumer Services – 0.5%
Hotels, Resorts & Cruise Lines – 0.5%
Hyatt Hotels Corp. - Class A(a)	7,730	976,685

Materials – 0.5%
Construction Materials – 0.5%
GCC SAB de CV	93,980	909,605

Total Common Stocks (cost $172,977,525)		180,961,237

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(d) (e) (f) (cost $487,627)	487,627	$487,627

Total Investments Before Security Lending Collateral for Securities Loaned – 98.7% (cost $173,465,152)		181,448,864

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(d) (e) (f) (cost $6,632,673)	6,632,673	6,632,673

Total Investments – 102.3% (cost $180,097,825)(g)		188,081,537
Other assets less liabilities – (2.3)%		(4,309,298)

Net Assets – 100.0%		$183,772,239

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	JPY	101,729	USD	717	08/25/2023	$(872)
HSBC Bank USA	USD	590	SEK	6,239	09/13/2023	4,276
Morgan Stanley & Co., Inc.	USD	511	NOK	5,422	09/13/2023	24,976
Morgan Stanley & Co., Inc.	EUR	4,169	USD	4,597	10/12/2023	(2,329)
State Street Bank & Trust Co.	ILS	1,722	USD	478	08/08/2023	9,345
State Street Bank & Trust Co.	USD	481	ILS	1,722	08/08/2023	(12,762)
State Street Bank & Trust Co.	CAD	467	USD	350	08/24/2023	(4,224)
State Street Bank & Trust Co.	USD	350	CAD	467	08/24/2023	3,919
State Street Bank & Trust Co.	USD	679	NZD	1,101	08/24/2023	4,498
State Street Bank & Trust Co.	JPY	66,767	USD	466	08/25/2023	(5,029)
State Street Bank & Trust Co.	JPY	70,720	USD	500	08/25/2023	872
State Street Bank & Trust Co.	USD	509	JPY	70,222	08/25/2023	(13,974)
State Street Bank & Trust Co.	MXN	6,716	USD	388	09/15/2023	(9,462)
State Street Bank & Trust Co.	SGD	618	USD	461	09/20/2023	(4,334)
State Street Bank & Trust Co.	EUR	443	USD	491	10/12/2023	1,955
UBS AG	USD	739	JPY	101,729	08/25/2023	(21,029)
UBS AG	USD	624	GBP	484	09/14/2023	(2,446)
UBS AG	USD	2,214	CHF	1,887	09/20/2023	(38,932)

						$(65,552)

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $2,751,449 or 1.5% of net assets.

(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,746,953 and gross unrealized depreciation of investments was $(11,828,793), resulting in net unrealized appreciation of $7,918,160.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

July 31, 2023 (unaudited)

62.9%	United States
10.3%	Japan
4.2%	Hong Kong
3.9%	Singapore
3.6%	Australia
3.4%	United Kingdom
2.6%	Canada
2.0%	Germany
1.6%	France
1.2%	Sweden
1.2%	Spain
0.9%	Belgium
0.8%	Netherlands
1.1%	Other
0.3%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Austria and Italy.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$115,452,100	$33,355,302		$—	$148,807,402
Real Estate Management & Development	—	24,215,918		—	24,215,918
Transportation	—	2,120,441		—	2,120,441
Consumer Durables & Apparel	1,536,742	—		—	1,536,742
Telecommunication Services	—	1,242,761		—	1,242,761
Utilities	—	1,151,683		—	1,151,683
Consumer Services	976,685	—		—	976,685
Materials	909,605	—		—	909,605
Short-Term Investments	487,627	—		—	487,627
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,632,673	—		—	6,632,673

Total Investments in Securities	125,995,432	62,086,105	(a)	—	188,081,537
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	49,841		—	49,841
Liabilities:
Forward Currency Exchange Contracts	—	(115,393)		—	(115,393)

Total	$125,995,432	$62,020,553		$—	$188,015,985

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$207	$27,544	$27,263	$488	$25
Government Money Market Portfolio*	614	31,296	25,277	6,633	47
Total	$821	$58,840	$52,540	$7,121	$72

*	Investments of cash collateral for securities lending transactions.